Capital Management - Net Debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Trade payables	$ 512,473	$ 477,295
Dividends payable	17,598	18,381
Share-based compensation liability	24,732	35,732
Other long-term liabilities	20,887	19,147
Cash	(16,610)	(55,815)	$ (5,464)
Trade receivables	(387,266)	(339,405)
Prepaids and other assets	(76,468)	(83,259)
Net Debt	2,417,172	2,534,287
Cost | Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	324,346	848,749
Cost | Long-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	1,932,890	1,562,361
Unamortized debt issuance costs | Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	16,861	15,987
Unamortized debt issuance costs | Long-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 47,729	$ 35,114